Quarterly Report
December 31, 2023
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
December 31, 2023
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.3% †
Aerospace & Defense - 0.5%
RTX Corp.	15,943	$1,341,444
Apparel Retail - 1.0%
Ross Stores, Inc.	17,500	2,421,825
Application Software - 3.1%
Adobe, Inc. (a)	3,219	1,920,455
Intuit, Inc.	1,361	850,666
Salesforce, Inc. (a)	13,981	3,678,960
Splunk, Inc. (a)	7,173	1,092,807
		7,542,888
Automobile Manufacturers - 1.1%
General Motors Co.	33,287	1,195,669
Tesla, Inc. (a)	6,130	1,523,182
		2,718,851
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	1,520	1,444,122
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	26,525	2,557,541
Vertex Pharmaceuticals, Inc. (a)	4,723	1,921,741
		4,479,282
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	72,991	11,090,253
Building Products - 0.6%
Trane Technologies PLC	5,546	1,352,669
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	995	386,737
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	2,564	1,279,205
Consumer Staples Merchandise Retail - 2.5%
Costco Wholesale Corp.	3,692	2,437,015
Target Corp.	14,988	2,134,591
Walmart, Inc.	9,847	1,552,380
		6,123,986
Diversified Banks - 2.7%
Bank of America Corp.	144,840	4,876,763
JPMorgan Chase & Co.	11,134	1,893,893
		6,770,656
Diversified Support Services - 0.9%
Cintas Corp.	1,907	1,149,273
Copart, Inc. (a)	24,123	1,182,027
		2,331,300
Electric Utilities - 1.2%
NextEra Energy, Inc.	47,014	2,855,630
Electrical Components & Equipment - 1.0%
Eaton Corp. PLC	10,660	2,567,141
Electronic Components - 1.1%
Amphenol Corp., Class A	27,215	2,697,823
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	17,100	$3,062,610
Financial Exchanges & Data - 2.8%
CME Group, Inc.	9,566	2,014,600
MSCI, Inc.	1,527	863,747
S&P Global, Inc.	9,141	4,026,793
		6,905,140
Healthcare Equipment - 1.9%
Becton Dickinson & Co.	4,530	1,104,550
Edwards Lifesciences Corp. (a)	15,447	1,177,834
IDEXX Laboratories, Inc. (a)	1,335	740,992
Teleflex, Inc.	3,136	781,930
Zimmer Biomet Holdings, Inc.	6,975	848,857
		4,654,163
Home Improvement Retail - 0.8%
Home Depot, Inc.	5,322	1,844,339
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	4,349	980,743
Household Products - 0.9%
Procter & Gamble Co.	15,528	2,275,473
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	7,356	1,542,627
Industrial Gases - 1.4%
Linde PLC	8,506	3,493,499
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	7,334	3,378,774
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,938	746,133
Integrated Oil & Gas - 0.7%
Chevron Corp.	12,292	1,833,475
Interactive Media & Services - 7.6%
Alphabet, Inc., Class C (a)	9,996	1,408,736
Alphabet, Inc., Class A (a)	75,194	10,503,850
Meta Platforms, Inc., Class A (a)	19,570	6,926,997
		18,839,583
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	16,640	1,144,832
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,887	1,013,077
Life Sciences Tools & Services - 2.2%
IQVIA Holdings, Inc. (a)	8,236	1,905,646
Thermo Fisher Scientific, Inc.	6,572	3,488,352
		5,393,998
Managed Healthcare - 2.9%
Humana, Inc.	6,486	2,969,356
UnitedHealth Group, Inc.	7,771	4,091,198
		7,060,554
Movies & Entertainment - 0.4%
Walt Disney Co.	10,316	931,432

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
American International Group, Inc.	8,045	$545,049
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	8,786	3,133,615
Multi-Utilities - 0.9%
CMS Energy Corp.	11,564	671,522
Sempra	20,881	1,560,437
		2,231,959
Oil & Gas Equipment & Services - 1.1%
Schlumberger N.V.	52,562	2,735,326
Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	26,583	3,085,489
Pioneer Natural Resources Co.	5,030	1,131,146
		4,216,635
Packaged Foods & Meats - 0.6%
Mondelez International, Inc., Class A	21,064	1,525,665
Personal Care Products - 1.0%
Kenvue, Inc.	110,755	2,384,555
Pharmaceuticals - 4.5%
AstraZeneca PLC ADR	20,227	1,362,288
Bristol-Myers Squibb Co.	14,300	733,733
Elanco Animal Health, Inc. (a)	50,764	756,384
Johnson & Johnson	25,923	4,063,171
Merck & Co., Inc.	38,242	4,169,143
		11,084,719
Property & Casualty Insurance - 1.1%
Chubb Ltd.	11,512	2,601,712
Rail Transportation - 0.6%
Union Pacific Corp.	6,037	1,482,808
Regional Banks - 0.5%
Regions Financial Corp.	57,315	1,110,765
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	1,200	235,200
Restaurants - 0.5%
McDonald's Corp.	4,289	1,271,731
Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	14,322	2,321,167
ASML Holding N.V.	3,222	2,438,796
		4,759,963
Semiconductors - 8.6%
Advanced Micro Devices, Inc. (a)	13,145	1,937,705
ARM Holdings PLC ADR (a)(b)	6,447	484,460
Broadcom, Inc.	4,349	4,854,571
	Number of Shares	Fair Value
NVIDIA Corp.	20,803	$10,302,062
ON Semiconductor Corp. (a)	26,431	2,207,781
Texas Instruments, Inc.	8,283	1,411,920
		21,198,499
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	18,833	1,084,969
PepsiCo, Inc.	8,559	1,453,661
		2,538,630
Specialty Chemicals - 0.5%
DuPont de Nemours, Inc.	4,985	383,496
Ecolab, Inc.	2,769	549,231
International Flavors & Fragrances, Inc.	4,300	348,171
		1,280,898
Systems Software - 8.5%
Microsoft Corp.	47,602	17,900,256
Oracle Corp.	12,921	1,362,261
ServiceNow, Inc. (a)	2,384	1,684,272
		20,946,789
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	73,122	14,078,179
Telecom Tower REITs - 1.1%
American Tower Corp.	12,842	2,772,331
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	5,645	3,236,956
WW Grainger, Inc.	847	701,900
		3,938,856
Transaction & Payment Processing Services - 3.3%
Fidelity National Information Services, Inc.	5,379	323,116
Mastercard, Inc., Class A	9,554	4,074,877
PayPal Holdings, Inc. (a)	18,769	1,152,604
Visa, Inc., Class A	10,293	2,679,783
		8,230,380
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	4,127	661,682
Total Common Stock (Cost $151,128,508)		237,470,210
Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (b)(c)(d) (Cost $9,327,046)	9,327,046	9,327,046
Total Investments (Cost $160,455,554)		246,797,256
Liabilities in Excess of Other Assets, net - (0.1)%		(365,087)
NET ASSETS - 100.0%		$246,432,169

Other Information:

The Fund had the following long futures contracts open at December 31, 2023:
See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2024	20	$4,661,032	$4,820,000	$158,968
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$237,470,210	$—	$—	$237,470,210
Short-Term Investments	9,327,046	—	—	9,327,046
Total Investments in Securities	$246,797,256	$—	$—	$246,797,256
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	158,968	—	—	158,968
Total Other Financial Instruments	$158,968	$—	$—	$158,968

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,527,562	$5,527,562	$10,052,302	$6,252,818	$—	$—	9,327,046	$9,327,046	$100,173
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.9% †
Aerospace & Defense - 0.3%
Woodward, Inc.	24,944	$3,395,627
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	83,069	10,085,407
Alamo Group, Inc.	17,692	3,718,682
		13,804,089
Agricultural Products & Services - 1.3%
Darling Ingredients, Inc. (a)	288,839	14,395,736
Apparel Retail - 1.3%
Boot Barn Holdings, Inc. (a)	115,783	8,887,503
Buckle, Inc.	86,393	4,105,395
J Jill, Inc. (a)	16,778	432,537
Revolve Group, Inc. (a)	81,403	1,349,662
		14,775,097
Application Software - 6.5%
ACI Worldwide, Inc. (a)	161,710	4,948,326
Altair Engineering, Inc., Class A (a)	50,976	4,289,630
Asana, Inc., Class A (a)	178,000	3,383,780
Blackbaud, Inc. (a)	85,726	7,432,444
BlackLine, Inc. (a)	33,713	2,105,040
Box, Inc., Class A (a)	191,500	4,904,315
Braze, Inc., Class A (a)	109,000	5,791,170
CCC Intelligent Solutions Holdings, Inc. (a)	276,825	3,153,037
Freshworks, Inc., Class A Revenue (a)	333,500	7,833,915
Nutanix, Inc., Class A (a)	164,000	7,821,160
Q2 Holdings, Inc. (a)	93,500	4,058,835
Smartsheet, Inc., Class A (a)	153,500	7,340,370
Vertex, Inc., Class A (a)	165,574	4,460,564
Workiva, Inc. (a)	47,500	4,822,675
		72,345,261
Automobile Manufacturers - 0.7%
Thor Industries, Inc.	65,643	7,762,285
Automotive Parts & Equipment - 1.3%
Dana, Inc.	145,899	2,131,584
Dorman Products, Inc. (a)	108,010	9,009,114
LCI Industries	6,446	810,327
Modine Manufacturing Co. (a)	39,634	2,366,150
		14,317,175
Automotive Retail - 1.3%
America's Car-Mart, Inc. (a)	7,364	557,970
Group 1 Automotive, Inc.	15,937	4,856,641
Monro, Inc.	40,894	1,199,830
Murphy USA, Inc.	21,739	7,751,258
		14,365,699
Biotechnology - 1.0%
Avid Bioservices, Inc. (a)	287,518	1,868,867
Catalyst Pharmaceuticals, Inc. (a)	139,287	2,341,414
Emergent BioSolutions, Inc. (a)	69,367	166,481
Halozyme Therapeutics, Inc. (a)	53,586	1,980,539
Heron Therapeutics, Inc. (a)	571,510	971,567
Veracyte, Inc. (a)	123,000	3,383,730
		10,712,598
	Number of Shares	Fair Value
Brewers - 0.8%
Boston Beer Co., Inc., Class A (a)	25,625	$8,855,744
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	30,000	2,276,700
Building Products - 3.3%
Armstrong World Industries, Inc.	95,540	9,393,493
AZZ, Inc.	37,180	2,159,786
CSW Industrials, Inc.	23,500	4,874,135
Gibraltar Industries, Inc. (a)	111,505	8,806,665
Hayward Holdings, Inc. (a)	343,000	4,664,800
Insteel Industries, Inc.	63,106	2,416,329
Simpson Manufacturing Co., Inc.	15,063	2,982,172
UFP Industries, Inc.	11,747	1,474,836
		36,772,216
Cargo Ground Transportation - 0.6%
Saia, Inc. (a)	14,033	6,149,541
Commodity Chemicals - 0.2%
Hawkins, Inc.	37,326	2,628,497
Communications Equipment - 0.1%
Cambium Networks Corp. (a)	167,515	1,005,090
Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	135,814	15,630,833
IES Holdings, Inc. (a)	17,986	1,424,851
Valmont Industries, Inc.	3,290	768,248
		17,823,932
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	23,755	883,686
Miller Industries, Inc.	9,433	398,922
Oshkosh Corp.	8,230	892,214
Wabash National Corp.	92,685	2,374,590
		4,549,412
Construction Materials - 0.2%
Eagle Materials, Inc.	11,185	2,268,765
Consumer Finance - 0.3%
PROG Holdings, Inc. (a)	91,530	2,829,192
Data Processing & Outsourced Services - 0.9%
CSG Systems International, Inc.	78,132	4,157,404
Verra Mobility Corp. (a)	242,361	5,581,574
		9,738,978
Distillers & Vintners - 1.6%
Duckhorn Portfolio, Inc. (a)	91,460	900,881
MGP Ingredients, Inc.	174,233	17,165,435
		18,066,316
Distributors - 0.6%
LKQ Corp.	136,579	6,527,110
Diversified Metals & Mining - 0.2%
Compass Minerals International, Inc.	44,907	1,137,045
Materion Corp.	10,348	1,346,585
		2,483,630

See Notes to Schedule of Investments.
4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc.	66,257	$1,120,406
American Assets Trust, Inc.	46,558	1,048,021
Essential Properties Realty Trust, Inc.	30,756	786,123
		2,954,550
Diversified Support Services - 1.8%
Healthcare Services Group, Inc. (a)	214,865	2,228,150
Matthews International Corp., Class A	96,734	3,545,301
RB Global, Inc.	180,926	12,102,140
Vestis Corp.	106,061	2,242,130
		20,117,721
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	24,505	2,309,351
Stride, Inc. (a)	96,251	5,714,422
		8,023,773
Electric Utilities - 0.9%
ALLETE, Inc.	21,541	1,317,447
IDACORP, Inc.	86,540	8,508,613
		9,826,060
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	5,553	1,137,421
Atkore, Inc. (a)	17,139	2,742,240
Regal Rexnord Corp.	7,156	1,059,231
		4,938,892
Electronic Components - 1.6%
Belden, Inc.	131,921	10,190,897
Coherent Corp. (a)	22,602	983,865
Littelfuse, Inc.	23,662	6,331,005
		17,505,767
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (a)	29,000	4,883,890
Vontier Corp.	139,840	4,831,472
		9,715,362
Electronic Manufacturing Services - 0.1%
Plexus Corp. (a)	11,851	1,281,449
Environmental & Facilities Services - 0.3%
Aris Water Solutions, Inc., Class A	151,493	1,271,026
Montrose Environmental Group, Inc. (a)	77,000	2,474,010
		3,745,036
Food Distributors - 0.6%
Performance Food Group Co. (a)	88,101	6,092,184
Footwear - 0.4%
Deckers Outdoor Corp. (a)	3,426	2,290,041
Steven Madden Ltd.	36,738	1,542,996
		3,833,037
Forest Products - 0.9%
Louisiana-Pacific Corp.	138,120	9,783,040
	Number of Shares	Fair Value
Gas Utilities - 0.1%
UGI Corp.	30,557	$751,702
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	127,510	3,396,866
Healthcare Distributors - 0.3%
AdaptHealth Corp. (a)	348,562	2,541,017
Owens & Minor, Inc. (a)	48,506	934,711
		3,475,728
Healthcare Equipment - 5.3%
AtriCure, Inc. (a)	117,000	4,175,730
Axonics, Inc. (a)	107,500	6,689,725
CONMED Corp.	53,500	5,858,785
Envista Holdings Corp. (a)	59,127	1,422,596
Globus Medical, Inc., Class A (a)	112,500	5,995,125
Inspire Medical Systems, Inc. (a)	36,000	7,323,480
Integra LifeSciences Holdings Corp. (a)	136,500	5,944,575
iRhythm Technologies, Inc. (a)	16,000	1,712,640
LeMaitre Vascular, Inc.	26,845	1,523,722
Omnicell, Inc. (a)	85,000	3,198,550
Penumbra, Inc. (a)	26,500	6,665,810
PROCEPT BioRobotics Corp. (a)	89,390	3,746,335
SI-BONE, Inc. (a)	67,000	1,406,330
Tandem Diabetes Care, Inc. (a)	86,000	2,543,880
		58,207,283
Healthcare Facilities - 1.6%
Acadia Healthcare Co., Inc. (a)	91,484	7,113,796
U.S. Physical Therapy, Inc.	117,956	10,986,422
		18,100,218
Healthcare Services - 0.3%
Addus HomeCare Corp. (a)	18,147	1,684,949
Castle Biosciences, Inc. (a)	82,956	1,790,190
		3,475,139
Healthcare Supplies - 0.6%
Neogen Corp. (a)	311,500	6,264,265
Healthcare Technology - 0.3%
Definitive Healthcare Corp. (a)	172,741	1,717,045
Simulations Plus, Inc.	38,621	1,728,290
		3,445,335
Home Building - 0.7%
Cavco Industries, Inc. (a)	2,998	1,039,167
Green Brick Partners, Inc. (a)	12,607	654,808
Installed Building Products, Inc.	9,587	1,752,695
Taylor Morrison Home Corp. (a)	73,252	3,907,994
		7,354,664
Home Furnishing Retail - 0.2%
Aaron's Co., Inc.	213,057	2,318,060
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	4,753	491,935

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	389,479	$4,564,694
Xenia Hotels & Resorts, Inc.	127,826	1,740,990
		6,305,684
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	102,500	4,514,100
Human Resource & Employment Services - 0.1%
First Advantage Corp.	52,782	874,598
Industrial Machinery & Supplies & Components - 7.9%
Albany International Corp., Class A	57,500	5,647,650
Barnes Group, Inc.	204,880	6,685,234
Chart Industries, Inc. (a)	12,276	1,673,587
Enerpac Tool Group Corp.	611,394	19,008,240
Enpro, Inc.	9,838	1,542,008
ESCO Technologies, Inc.	65,000	7,606,950
Helios Technologies, Inc.	25,490	1,155,972
Hillenbrand, Inc.	54,140	2,590,599
John Bean Technologies Corp.	80,500	8,005,725
Mueller Industries, Inc.	151,463	7,141,480
RBC Bearings, Inc. (a)	29,500	8,404,255
Standex International Corp.	33,500	5,305,730
Timken Co.	123,941	9,933,871
Xylem, Inc.	28,360	3,243,250
		87,944,551
Industrial REITs - 0.7%
EastGroup Properties, Inc.	42,335	7,770,166
Insurance Brokers - 0.4%
BRP Group, Inc., Class A (a)	199,500	4,791,990
Investment Banking & Brokerage - 1.1%
Houlihan Lokey, Inc.	4,083	489,593
Piper Sandler Cos.	11,263	1,969,561
Raymond James Financial, Inc.	63,716	7,104,334
Stifel Financial Corp.	42,522	2,940,396
		12,503,884
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	254,097	1,428,025
Leisure Facilities - 0.6%
Bowlero Corp., Class A (a)	141,000	1,996,560
Planet Fitness, Inc., Class A (a)	67,000	4,891,000
		6,887,560
Leisure Products - 1.4%
Johnson Outdoors, Inc., Class A	11,599	619,619
Malibu Boats, Inc., Class A (a)	140,426	7,698,153
Polaris, Inc.	80,378	7,617,423
		15,935,195
Life & Health Insurance - 0.1%
American Equity Investment Life Holding Co. (a)	18,176	1,014,221
Life Sciences Tools & Services - 2.4%
Azenta, Inc. (a)	79,738	5,194,133
BioLife Solutions, Inc. (a)	180,413	2,931,711
Bruker Corp.	85,358	6,272,106
	Number of Shares	Fair Value
ICON PLC (a)	14,536	$4,114,706
Mesa Laboratories, Inc.	13,762	1,441,845
Repligen Corp. (a)	37,203	6,689,099
		26,643,600
Metal, Glass & Plastic Containers - 0.3%
TriMas Corp.	109,655	2,777,561
Multi-Family Residential REITs - 0.1%
NexPoint Residential Trust, Inc.	31,841	1,096,286
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	85,001	2,779,533
Multi-Utilities - 0.1%
Avista Corp.	42,455	1,517,342
Office REITs - 0.7%
COPT Defense Properties	40,119	1,028,250
Cousins Properties, Inc.	164,274	4,000,072
Easterly Government Properties, Inc.	223,430	3,002,899
		8,031,221
Office Services & Supplies - 0.8%
MSA Safety, Inc.	50,593	8,541,616
Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	21,653	784,272
Oil & Gas Equipment & Services - 0.7%
ChampionX Corp.	48,364	1,412,713
Oil States International, Inc. (a)	697,046	4,732,942
ProPetro Holding Corp. (a)	177,574	1,488,070
		7,633,725
Oil & Gas Exploration & Production - 2.0%
Civitas Resources, Inc.	29,636	2,026,510
Northern Oil & Gas, Inc.	228,853	8,483,581
SM Energy Co.	259,474	10,046,833
Southwestern Energy Co. (a)	246,078	1,611,811
		22,168,735
Other Specialty Retail - 0.4%
Leslie's, Inc. (a)	255,500	1,765,505
Sally Beauty Holdings, Inc. (a)	220,000	2,921,600
		4,687,105
Packaged Foods & Meats - 2.6%
Calavo Growers, Inc.	59,243	1,742,337
Freshpet, Inc. (a)	68,500	5,943,060
J & J Snack Foods Corp.	21,000	3,509,940
Lancaster Colony Corp.	34,500	5,740,455
Simply Good Foods Co. (a)	172,690	6,838,524
Utz Brands, Inc.	313,885	5,097,492
		28,871,808
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	158,000	919,560
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	34,984	1,939,163
Pharmaceuticals - 0.1%
ANI Pharmaceuticals, Inc. (a)	28,102	1,549,544

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	85,583	$4,003,573
James River Group Holdings Ltd.	80,000	739,200
Palomar Holdings, Inc. (a)	70,000	3,885,000
RLI Corp.	32,439	4,318,279
Selective Insurance Group, Inc.	60,000	5,968,800
Skyward Specialty Insurance Group, Inc. (a)	77,500	2,625,700
Trupanion, Inc. (a)	26,302	802,474
		22,343,026
Publishing - 0.4%
John Wiley & Sons, Inc., Class A	143,360	4,550,246
Regional Banks - 9.9%
1st Source Corp.	46,237	2,540,723
Banc of California, Inc.	106,571	1,431,249
BancFirst Corp.	31,500	3,065,895
Bank OZK	60,720	3,025,678
BankUnited, Inc.	39,164	1,270,089
Cadence Bank	37,195	1,100,600
Columbia Banking System, Inc.	40,127	1,070,588
Community Bank System, Inc.	53,500	2,787,885
Cullen/Frost Bankers, Inc.	90,392	9,806,628
Enterprise Financial Services Corp.	33,269	1,485,461
First Financial Bankshares, Inc.	144,500	4,378,350
Fulton Financial Corp.	210,993	3,472,945
German American Bancorp, Inc.	79,500	2,576,595
Heritage Commerce Corp.	209,795	2,081,166
Home BancShares, Inc.	112,794	2,857,072
Independent Bank Corp.	98,594	6,488,471
Lakeland Financial Corp.	24,761	1,613,427
Live Oak Bancshares, Inc.	255,106	11,607,323
National Bank Holdings Corp., Class A	77,531	2,883,378
Origin Bancorp, Inc.	46,485	1,653,471
Peapack-Gladstone Financial Corp.	78,007	2,326,169
Pinnacle Financial Partners, Inc.	28,152	2,455,417
Prosperity Bancshares, Inc.	74,635	5,055,029
Renasant Corp.	147,264	4,959,852
ServisFirst Bancshares, Inc.	59,500	3,964,485
SouthState Corp.	15,476	1,306,948
Stock Yards Bancorp, Inc.	61,500	3,166,635
Texas Capital Bancshares, Inc. (a)	37,044	2,394,154
WaFd, Inc.	59,495	1,960,955
Westamerica BanCorp	63,945	3,607,137
Wintrust Financial Corp.	35,594	3,301,343
WSFS Financial Corp.	177,012	8,130,161
		109,825,279
Research & Consulting Services - 0.2%
Resources Connection, Inc.	173,677	2,461,003
Restaurants - 1.6%
Bloomin' Brands, Inc.	64,178	1,806,611
Brinker International, Inc. (a)	33,186	1,432,971
Cheesecake Factory, Inc.	71,246	2,494,322
Shake Shack, Inc., Class A (a)	68,500	5,077,220
	Number of Shares	Fair Value
Texas Roadhouse, Inc.	39,176	$4,788,483
Wingstop, Inc.	9,500	2,437,510
		18,037,117
Retail REITs - 0.4%
Kite Realty Group Trust	95,649	2,186,536
Macerich Co.	108,407	1,672,720
		3,859,256
Security & Alarm Services - 0.9%
Brink's Co.	111,683	9,822,520
Self Storage REITs - 0.1%
National Storage Affiliates Trust	31,151	1,291,832
Semiconductor Materials & Equipment - 0.7%
Ichor Holdings Ltd. (a)	58,113	1,954,340
Onto Innovation, Inc. (a)	37,768	5,774,727
		7,729,067
Semiconductors - 0.4%
Diodes, Inc. (a)	17,069	1,374,396
MaxLinear, Inc. (a)	36,831	875,473
Semtech Corp. (a)	112,599	2,467,044
		4,716,913
Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Water Corp.	328,805	4,948,515
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (a)	185,000	2,514,150
OneSpaWorld Holdings Ltd. (a)	194,081	2,736,542
		5,250,692
Specialty Chemicals - 4.2%
Avient Corp.	166,929	6,939,238
HB Fuller Co.	21,614	1,759,596
Ingevity Corp. (a)	263,267	12,431,468
Innospec, Inc.	44,000	5,422,560
Quaker Chemical Corp.	29,404	6,275,402
Sensient Technologies Corp.	76,000	5,016,000
Stepan Co.	94,980	8,980,359
		46,824,623
Steel - 0.5%
Carpenter Technology Corp.	27,842	1,971,214
Commercial Metals Co.	72,290	3,617,391
		5,588,605
Systems Software - 0.5%
CommVault Systems, Inc. (a)	28,515	2,276,923
Progress Software Corp.	18,158	985,979
Tenable Holdings, Inc. (a)	56,300	2,593,178
		5,856,080
Technology Distributors - 0.2%
Insight Enterprises, Inc. (a)	15,087	2,673,266
Technology Hardware, Storage & Peripherals - 1.2%
Corsair Gaming, Inc. (a)	212,770	3,000,057
Pure Storage, Inc., Class A (a)	297,000	10,591,020
		13,591,077

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Timber REITs - 0.2%
PotlatchDeltic Corp.	34,534	$1,695,619
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	58,393	10,083,888
Transcat, Inc. (a)	20,190	2,207,373
WESCO International, Inc.	13,037	2,266,874
		14,558,135
Transaction & Payment Processing Services - 0.2%
Shift4 Payments, Inc., Class A (a)	35,963	2,673,489
Water Utilities - 0.1%
American States Water Co.	13,614	1,094,838
Total Common Stock (Cost $794,194,795)		1,052,248,999
	Number of Shares	Fair Value
Short-Term Investments - 5.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (b)(c) (Cost $55,013,049)	55,013,049	$55,013,049
Total Investments (Cost $849,207,844)		1,107,262,048
Other Assets and Liabilities, net - 0.1%		1,009,351
NET ASSETS - 100.0%		$1,108,271,399

Other Information:

The Fund had the following long futures contracts open at December 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2024	167	$16,007,595	$17,098,295	$1,090,700
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,052,248,999	$—	$—	$1,052,248,999
Short-Term Investments	55,013,049	—	—	55,013,049
Total Investments in Securities	$1,107,262,048	$—	$—	$1,107,262,048
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	1,090,700	—	—	1,090,700
Total Other Financial Instruments	$1,090,700	$—	$—	$1,090,700

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	47,007,008	$47,007,008	$83,723,396	$75,717,355	$—	$—	55,013,049	$55,013,049	$778,172
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2023 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
10

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2023 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
11